COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) cubicFeetPerDay in Millions, $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) Agreement tonne cubicFeetPerDay MW MBbls
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 11,651
Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,766
Transportation and processing | Cedar LNG
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 10,500
Number of agreements | Agreement	2
Agreement period	20 years
Number of tonnes per annum | tonne	1,500,000
Number of cubic feet per day | cubicFeetPerDay	200
Commercial agreement percentage	50.00%
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 409
Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	430
Funding commitments, software, and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	46
Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	536
Less than 1 year | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	83
Less than 1 year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	396
Less than 1 year | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	43
Less than 1 year | Funding commitments, software, and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	14
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	201
1 - 3 Years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	81
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	13
1 - 3 Years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	83
1 - 3 Years | Funding commitments, software, and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	24
3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	651
3 – 5 years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	565
3 – 5 years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
3 – 5 years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	78
3 – 5 years | Funding commitments, software, and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	8
After 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,263
After 5 years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,037
After 5 years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
After 5 years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	226
After 5 years | Funding commitments, software, and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 0
Minimum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Minimum | Natural Gas | Not More than Eight Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	16
Minimum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Maximum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	17 years
Maximum | Natural Gas | Not More than Eight Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	148
Maximum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	25 years
Maximum | Electrical Power | Not More than Eight Years
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	76